PAINEWEBBER EMERGING MARKETS EQUITY FUND                           ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------


COMPARISON OF THE CHANGE OF A $10,000 INVESTMENT IN PAINEWEBBER EMERGING MARKETS EQUITY FUND AND THE IFC GLOBAL COMPOSITE INDEX

[Line Graph]

THE GRAPH DEPICTS THE PERFORMANCE OF PAINEWEBBER EMERGING MARKETS EQUITY FUND VERSUS THE IFC GLOBAL COMPOSITE INDEX. IT IS IMPORTANT TO NOTE THAT PAINEWEBBER EMERGING MARKETS EQUITY FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND WHILE THE INDEX IS NOT AVAILABLE FOR INVESTMENT AND IS UNMANAGED. THE COMPARISON IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY.

AVERAGE ANNUAL TOTAL RETURN


                                                             COMMENCEMENT OF
                                         TWELVE MONTHS          OPERATIONS
                                        ENDED 10/31/96      THROUGH 10/31/96+

% Return Without Deducting   CLASS A*        (1.25)%          (7.99)%
Maximum Sales Charge         CLASS B**         N/A              N/A
                             CLASS C***      (1.89)%          (8.67)%
% Return After Deducting     CLASS A*        (5.68)%          (9.52)%
Maximum Sales Charge         CLASS B**         N/A              N/A
                             CLASS C***      (2.89)%          (8.67)%



* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are January 19, 1994, December 5, 1995 and January 19, 1994 for Class A, Class B and Class C, respectively.

Note: The Fund offers Class Y (formerly Class C) shares to certain eligible investors, including the trustees of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the twelve months ended October 31, 1996, and since inception, January 19, 1994 through October 31, 1996, Class Y shares have an average annual total return of (1.04)% and (7.76)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND PROFILE

-    GOAL:
     Long-term capital appreciation

-    PORTFOLIO MANAGER:
     Antoine van Agtmael,
     Emerging Markets Management

-    TOTAL NET ASSETS:
     $35.1 million (as of October 31, 1996)

-    DIVIDEND PAYMENT:
     Annually

                                                               December 16, 1996

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber Emerging Markets Equity Fund (the "Fund") for the year ended October 31, 1996. This is the first letter written since the Fund's fiscal year end was changed from June 30 to October 31.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
     The recovery in emerging markets has been modest year-to-date. The "mean reversion" of several major Latin American Markets (after their steep fall in early 1995) seems to have run its course--highlighting their vulnerability to a correction in the U.S. Market. However, fundamentals remain good and valuations attractive. After a period in which capital flows--rather than fundamentals-- largely determined returns (as markets were in the grips of euphoria and disillusion), value-oriented strategies, such as that employed in the management of this fund, may once again come into favor.

     With world economic growth better than expected and strong fundamentals in many emerging markets, we believe that, after some volatility that may arise in the event of a major U.S. correction, the outlook for emerging markets is positive. As such, we expect emerging markets to outperform the u.S. And european markets over the next 18 months.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

     The fund's total return (the net asset value change) for the 12 months ended October 31, 1996, without deducting sales charges, was (1.25%) For Class a shares, (1.89%) For Class C (formerly Class B) shares and (1.04%) For Class Y (formerly Class C) shares. For shareowners who purchased or redeemed fund shares during the period, the fund's total return for the period may be lower; for example, after deducting the maximum applicable sales charges, the fund's total return for the period was (5.68%) For Class A shares, (2.89%) For Class C shares and (1.04%) For Class Y shares. As you may recall, Class B shares were not offered until December 5, 1995; therefore, no performance figures are available.

     Since inception of the fund and year-to-date, the fund's performance has lagged some competitors and the IFC Global composite benchmark (up 7.2% Year-to-date as of october 31, 1996), in part due to its overweighting in Korea (11.38% of net assets as of October 31, 1996) and underweighting in Malaysia (3.14%). The Korean market dropped 5.96% In October and 35% year-to-date, while Malaysia's market was up 1.88% In October and 24.9% Year-to-date. In addition, throughout the fiscal period, overexposure to semiconductor stocks in Asia and underexposure to Taiwanese banks also hampered performance, as did the high rate of redemptions in falling markets and higher-than-average costs related to transacting for a smaller fund size.

     Conversely, the fund benefited from its positions in South Africa (3.43% as of October 31, 1996), Thailand (3.61%) and Eastern Europe (15.30%), as well as from its one private equity, Global Telesystems (4.10%), now the fund's largest holding.

     Our concern about the overvaluation of the U.S. market and the impact of a major correction has steadily increased year-to-date. Thus, we have positioned the portfolio (relative to market weightings) to minimize this impact. We have overweighted countries that possess a historically lower correlation of return with the U.S. market, such as Korea, China (8.14% Of net assets as of October 31, 1996) and the new markets in Eastern Europe, and underweighted countries with a higher correlation of return, including Malaysia, Thailand, Indonesia (3.47%) and Argentina (1.44%). The successful outcome of the Russian elections is a positive for our exposure in Eastern Europe, while the rise of the dollar versus the yen and the weakness in semiconductors had an earlier impact on the Korean market than we anticipated.

OUTLOOK
--------------------------------------------------------------------------------

     The crisis and disillusion with emerging markets appears to be over, but the recovery is slower than we hoped. A focus on value in country selection, combined with fundamental analysis of individual companies rather than market sentiment and liquidity flows, has generally worked well in emerging markets. That this focus has not added value over the past two years is sometimes frustrating. However, we have learned from past experience that adhering to a management style--rather than opportunistically following the latest trend-- offers the best results over the long term.

     One final note: the cyclical nature of the world markets underscores the importance of maintaining a well-diversified portfolio. An element of international diversification may better position your portfolio to withstand market fluctuations that may ultimately prevent you from achieving your long-term investment objectives. Therefore, an investment in the fund may be a prudent investment strategy.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.


Sincerely,

/s/ Margo N. Alexander                         /s/ Antoine W. van Agtmael

MARGO N. ALEXANDER                             ANTOINE W. VAN AGTMAEL
PRESIDENT,                                     PORTFOLIO MANAGER,
MITCHELL HUTCHINS ASSET MANAGEMENT INC.        PAINEWEBBER EMERGING MARKETS
                                               EQUITY FUND

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

                        PERFORMANCE RESULTS (UNAUDITED)

                                                                       TOTAL RETURN(1)
                                 NET ASSET VALUE                  --------------------------
                    ------------------------------------------                      4 MONTHS
                                                                    12 MONTHS        ENDED
                     10/31/96      06/30/96        10/31/95       ENDED 10/31/96    10/31/96
--------------------------------------------------------------------------------------------
Class A Shares      $ 9.46        $    10.06       $  9.58             (1.25)%      (5.96)%
--------------------------------------------------------------------------------------------
Class B Shares        9.32              9.94           N/A             N/A          (6.24)%
--------------------------------------------------------------------------------------------
Class C Shares        9.32              9.94          9.50             (1.89)%      (6.24)%
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                          NET ASSET VALUE
                        -------------------  CAPITAL GAINS                     TOTAL
PERIOD COVERED          BEGINNING    ENDING   DISTRIBUTED    DIVIDENDS PAID  RETURN(1)
--------------------------------------------------------------------------------------
01/19/94 - 12/31/94       $12.00     $10.49        --              --        (12.58)%
--------------------------------------------------------------------------------------
1995                       10.49       9.26        --           $0.0517      (11.20)
--------------------------------------------------------------------------------------
01/01/96 - 10/31/96         9.26       9.46        --              --          2.16
--------------------------------------------------------------------------------------
                                             Total: $0.0000     $0.0517
--------------------------------------------------------------------------------------
                                    CUMULATIVE TOTAL RETURN AS OF 10/31/96:  (20.70)%
--------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                         NET ASSET VALUE
                        ------------------   CAPITAL GAINS                     TOTAL
PERIOD COVERED          BEGINNING   ENDING    DISTRIBUTED    DIVIDENDS PAID  RETURN(1)
--------------------------------------------------------------------------------------
12/05/95 - 12/31/95       $9.13     $9.18          --              --          0.55%
--------------------------------------------------------------------------------------
01/01/96 - 10/31/96        9.18      9.32          --              --          1.53
--------------------------------------------------------------------------------------
                                             Total: $0.0000     $0.0000
--------------------------------------------------------------------------------------
                                    CUMULATIVE TOTAL RETURN AS OF 10/31/96:    2.08%
--------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                          NET ASSET VALUE
                        -------------------  CAPITAL GAINS                     TOTAL
PERIOD COVERED          BEGINNING    ENDING   DISTRIBUTED    DIVIDENDS PAID  RETURN(1)
--------------------------------------------------------------------------------------
01/19/94 - 12/31/94       $12.00     $10.42        --              --        (13.17)%
--------------------------------------------------------------------------------------
1995                       10.42       9.18        --           $0.0034      (11.87)
--------------------------------------------------------------------------------------
01/01/96 - 10/31/96         9.18       9.32        --              --          1.53
--------------------------------------------------------------------------------------
                                             Total: $0.0000     $0.0034
--------------------------------------------------------------------------------------
                                    CUMULATIVE TOTAL RETURN AS OF 10/31/96:  (22.30)%
--------------------------------------------------------------------------------------

(1) FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS, INCLUDING THE TRUSTEE OF THE PAINEWEBBER SAVINGS INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE YEAR ENDED OCTOBER 31, 1996, AND SINCE INCEPTION, JANUARY 19, 1994 THROUGH OCTOBER 31, 1996, CLASS Y SHARES HAVE A TOTAL RETURN OF (1.04)% AND (22.39)%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

PAINEWEBBER               EMERGING MARKETS EQUITY FUND
                PORTFOLIO OF INVESTMENTS                        OCTOBER 31, 1996

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - 87.22%
ARGENTINA - 1.44%
Construction - 0.43%
     8,680    Dycasa S.A..........................................   $     31,772
    19,094    Perez Companc S.A. (cia Naviera) Class B............        121,259
                                                                     ------------
                                                                          153,031
                                                                     ------------
Electric, Gas & Sanitary Services - 0.19%
     9,310    Capex S.A.*.........................................         67,504
                                                                     ------------
Metals & Mining - 0.08%
    10,450    Siderar S.A.+.......................................         28,218
                                                                     ------------
Oil & Gas - 0.53%
    42,440    Astra CIA Argentina de Petro Class B................         76,400
     4,767    YPF Sociedad Anonima Series D ADR...................        108,449
                                                                     ------------
                                                                          184,849
                                                                     ------------
Real Estate - 0.21%
    24,032    IRSA Inversiones y Representaciones Class B.........         73,545
                                                                     ------------
Total Argentina Common Stocks.....................................        507,147
                                                                     ------------
AUSTRIA - 1.63%
Chemicals & Allied Products - 0.04%
       405    Graboplast..........................................         12,407
                                                                     ------------
Retail - 1.59%
     18480    Julius Meinl International AG.......................        560,237
                                                                     ------------
Total Austria Common Stocks.......................................        572,644
                                                                     ------------
BANGLADESH - 0.26%
Chemicals - 0.26%
    10,500    Beximco Pharmaceuticals.............................         93,251
                                                                     ------------
BRAZIL - 3.09%
Communications - 1.59%
     1,800    Companhia de Telecomucicacione ADR..................        177,525
 6,200,000    Telebras............................................        377,769
     9,514    Telesp..............................................          1,621
                                                                     ------------
                                                                          556,915
                                                                     ------------
Electric, Gas & Sanitary Services - 0.25%
 2,200,000    CESP CIA Energy SP*.................................         87,794
                                                                     ------------
Food, Beverage & Tobacco - 0.21%
33,548,410    Avipal S.A..........................................         72,165
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
BRAZIL - (CONCLUDED)
Investment Companies - 0.70%
       661    Eternity Fund ADR*..................................   $    247,395
                                                                     ------------
Retail - 0.18%
     6,700    Makro S.A. GDR *+...................................         62,310
                                                                     ------------
Utilities - Electric - 0.16%
     1,801    CEMIG ADR...........................................         57,407
                                                                     ------------
Total Brazil Common Stocks........................................      1,083,986
                                                                     ------------
CHILE - 2.79%
Beverages - 0.51%
     9,000    Vina Concha Y Toro ADR..............................        180,000
                                                                     ------------
Chemicals - 0.20%
     1,200    Sociedad Quimica y Minera de Chile S.A. Series B
                ADR...............................................         69,000
                                                                     ------------
Financial - Other Services - 0.37%
     5,600    Administradora De Fondas ADR........................        130,200
                                                                     ------------
Food Stores - 0.18%
     2,300    Santa Isabel S.A. ADR...............................         64,688
                                                                     ------------
Utilities - Electric - 1.53%
     4,100    Chilectra S.A. ADR..................................        223,450
    10,700    Enersis S.A. ADR....................................        314,313
                                                                     ------------
                                                                          537,763
                                                                     ------------
Total Chile Common Stocks.........................................        981,651
                                                                     ------------
CHINA - 7.70%
Agriculture - 1.19%
 1,256,000    CP Pokphand Company.................................        418,277
                                                                     ------------
Chemicals - 0.15%
   266,000    Kingboard Chemical..................................         52,290
                                                                     ------------
Communications - 0.67%
 1,778,101    Champion Technology Holdings........................        234,560
                                                                     ------------
Conglomerates - 0.54%
   262,016    Guangdong Investments Limited.......................        188,069
                                                                     ------------
Electric Products - 0.51%
    82,000    Johnson Electric Holdings...........................        179,225
                                                                     ------------
Electronics - 0.81%
   156,000    Varitronix International............................        284,473
                                                                     ------------
Furniture & Fixtures - 0.26%
   262,000    Lamex Holdings Limited..............................         92,335
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
CHINA - (CONCLUDED)
Leather Products - 0.00%
       802    KTP Holdings Limited*...............................   $         37
                                                                     ------------
Metal Products - 0.58%
   426,000    Sinocan Holdings Limited............................        202,471
                                                                     ------------
Miscellaneous Manufacturing - 0.16%
   240,000    Lung Kee............................................         57,733
                                                                     ------------
Railroad Transportation - 0.59%
    11,200    Guangshen RY Limited ADR*...........................        208,600
                                                                     ------------
Real Estate - 0.12%
    19,000    Henderson China Holdings*...........................         43,001
       500    Tian An China Investments...........................             60
                                                                     ------------
                                                                           43,061
                                                                     ------------
Retail - Wholesale Companies - 0.58%
   250,000    Goldlion Holdings...................................        203,694
                                                                     ------------
Textile Products - 0.41%
   142,000    Giordano International*.............................        143,245
                                                                     ------------
Transportation - 1.13%
    84,000    New World Infrastructure Limited *(1)+..............        209,125
   444,000    Qingling Motors Company Class H.....................        186,622
                                                                     ------------
                                                                          395,747
                                                                     ------------
Total China Common Stocks.........................................      2,703,817
                                                                     ------------
COLOMBIA - 1.37%
Banks - 0.38%
     7,200    Banco Industrial Colombiano ADR.....................        133,200
                                                                     ------------
Holding & Other Investment Offices - 0.20%
     3,867    Suramericana........................................         71,540
                                                                     ------------
Retail - 0.02%
     1,442    Carulla & Cia Series B ADR..........................          8,650
                                                                     ------------
Stone, Clay & Glass Products - 0.45%
    10,100    Cementos Argos......................................         54,540
     2,700    Cementos Paz del Rio S.A. GDS*......................         33,750
     5,500    Cementos Paz del Rio S.A. ADR *.....................         68,750
                                                                     ------------
                                                                          157,040
                                                                     ------------
Tire & Rubber - 0.18%
    32,000    Pavco...............................................         64,000
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
COLOMBIA - (CONCLUDED)
Tobacco Products - 0.14%
    15,874    Coltabaco...........................................   $     48,416
                                                                     ------------
Total Colombia Common Stocks......................................        482,846
                                                                     ------------
CZECH REPUBLIC - 1.84%
Chemicals - 0.34%
     1,466    Deza Valasske Meririci..............................        118,682
                                                                     ------------
Communications - 0.59%
     1,920    SPT Telecom A.S.*...................................        205,276
                                                                     ------------
Electronics - 0.09%
     1,144    Kablo Kladno*.......................................         32,415
                                                                     ------------
Holding & Other Investment Offices - 0.41%
     4,566    IF Zivnobanka.......................................         83,425
     4,880    Zivnobanca Podil....................................         61,435
                                                                     ------------
                                                                          144,860
                                                                     ------------
Machinery - Industrial - 0.03%
       188    Zavody Presneho Stro................................         11,869
                                                                     ------------
Utilities - Electric - 0.38%
     2,478    Cez*................................................         88,342
     1,240    Cez GDR*............................................         44,020
                                                                     ------------
                                                                          132,362
                                                                     ------------
Total Czech Republic Common Stocks................................        645,464
                                                                     ------------
GHANA - 0.55%
Metals & Mining - 0.55%
    11,700    Ashanti Goldfield Company Limited GDR (1)...........        191,588
                                                                     ------------
GREECE - 2.47%
Banks - 0.65%
     3,580    Alpha Credit Bank...................................        228,677
                                                                     ------------
Communications - 0.22%
     4,440    Greek Telecom.......................................         78,459
                                                                     ------------
Construction - 0.72%
     1,930    General Construction S.A............................         21,899
     4,380    Helliniki Technodom.................................         64,423
    18,710    Michaniki S.A.......................................        166,295
                                                                     ------------
                                                                          252,617
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
GREECE - (CONCLUDED)
Food, Beverage & Tobacco - 0.59%
     5,710    AB Vassilopoulos....................................   $     79,785
     4,000    Hellenic Bottling Company...........................        128,761
                                                                     ------------
                                                                          208,546
                                                                     ------------
Water Transportation - 0.29%
    14,550    Attica Enterprises..................................        100,583
                                                                     ------------
Total Greece Common Stocks........................................        868,882
                                                                     ------------
HUNGARY - 1.13%
Chemicals & Allied Products - 0.29%
     5,000    Borsodchem RT GDR+..................................        101,250
                                                                     ------------
Depository Institutions - 0.08%
       118    Inter Europa Bank (Rights)..........................         29,237
                                                                     ------------
Oil & Gas - 0.46%
     2,700    Mol Magyar Olaj Es Gazipari.........................         27,541
     7,400    Mol Magyar Olaj Es Gazipari GDR*....................         74,740
     5,900    Mol Magyar Olaj Es Gazipari GDS.....................         59,590
                                                                     ------------
                                                                          161,871
                                                                     ------------
Plastics - 0.30%
     3,243    Pannonplast Muanya..................................        106,023
                                                                     ------------
Total Hungary Common Stocks.......................................        398,381
                                                                     ------------
INDIA - 6.81%
Construction - 0.71%
     6,600    Larsen & Toubro Limited GDR+........................         99,000
    10,100    Larsen & Toubro Limited GDS.........................        151,500
                                                                     ------------
                                                                          250,500
                                                                     ------------
Electric, Gas & Sanitary Services - 0.94%
    10,700    BSES Limited GDR*+..................................        203,300
     6,600    BSES Limited GDR*...................................        125,400
                                                                     ------------
                                                                          328,700
                                                                     ------------
Holding & Other Investment Offices - 0.46%
    40,000    India Fund (Class A)................................        162,109
                                                                     ------------
Hotels - 0.51%
     3,110    East India Hotels GDR...............................         55,980
    14,000    Industrial Credit and Investment India GDR*+........        122,500
                                                                     ------------
                                                                          178,480
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
INDIA - (CONCLUDED)
Investment Companies - 0.00%
     3,364    Himalayan Fund Warrants*............................   $        303
                                                                     ------------
Metals & Mining - 0.98%
    10,500    Hindalco Industries Limited GDR.....................        192,990
    13,600    Steel Authority India GDR*+.........................        108,800
     5,300    Steel Authority India GDR*+.........................         42,400
                                                                     ------------
                                                                          344,190
                                                                     ------------
Stone, Clay & Glass Products - 0.79%
    31,700    Gujarat Ambuja Cement GDR*..........................        261,525
     6,300    India Cement Limited GDR............................         16,569
                                                                     ------------
                                                                          278,094
                                                                     ------------
Textiles - 0.60%
    15,100    Arvind Mills GDS*...................................         56,624
    10,900    Grasim Industries Limited GDS*......................        152,600
                                                                     ------------
                                                                          209,224
                                                                     ------------
Transportation Equipment - 1.50%
    26,080    Tata Engineering & Locomotive Company Limited GDR...        322,740
    16,392    Tata Engineering & Locomotive Company Limited GDR...        202,851
                                                                     ------------
                                                                          525,591
                                                                     ------------
Utilities - Electric - 0.32%
       350    Tata Electric Companies GDR.........................        113,750
                                                                     ------------
Total India Common Stocks.........................................      2,390,941
                                                                     ------------
INDONESIA - 3.40%
Agriculture - 0.15%
    47,000    Chareon Pokphand Indonesia*.........................         52,462
                                                                     ------------
Banks - 0.39%
    85,617    P.T. Bank International Indonesia...................        137,837
                                                                     ------------
Conglomerates - 0.26%
    61,500    P.T. Bakrie & Brothers..............................         91,090
                                                                     ------------
Electronics - 0.20%
    91,500    P.T. Astra Graphia..................................         69,726
                                                                     ------------
Financial Services - 0.34%
   140,500    P.T. Dharmala Sakti Sejahtera.......................        120,637
                                                                     ------------
Local & Interurban Passenger Transit - 0.37%
   132,033    Steady Safe+........................................        128,955
                                                                     ------------
Real Estate - 0.26%
   271,500    P.T. Pakuwon Jati...................................         93,247
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
INDONESIA - (CONCLUDED)
Stone, Clay & Glass Products - 0.23%
    86,070    Mulia Industrindo...................................   $     81,292
                                                                     ------------
Telecommunications - 0.59%
   139,000    Telekomunikasi*.....................................        207,369
                                                                     ------------
Textile Products - 0.35%
    42,500    Indorama Synthetic..................................        121,335
                                                                     ------------
Transportation - 0.26%
    43,500    P.T. Astra International............................         90,573
                                                                     ------------
Total Indonesia Common Stocks.....................................      1,194,523
                                                                     ------------
KOREA - 11.34%
Banks - 2.26%
     1,420    Housing and Commercial Bank*........................         28,013
    15,100    Housing and Commercial Bank * (New).................        290,578
     7,700    Kook Min Bank GDR*+.................................        160,738
     9,490    Korea Exchange Bank*................................         93,148
    13,770    Shinhan Bank........................................        221,653
                                                                     ------------
                                                                          794,130
                                                                     ------------
Communications - 0.49%
       130    Korea Mobile Telecom................................         68,442
     8,400    Korea Mobile Telecom GDR............................        105,000
                                                                     ------------
                                                                          173,442
                                                                     ------------
Construction - 0.69%
     8,312    Hyundai Engineering & Construction Company..........        241,438
                                                                     ------------
Electronics - 1.76%
     2,006    Samsung Display Devices.............................        126,248
       145    Samsung Display Devices (New).......................          8,389
     2,476    Samsung Electronics Company.........................        174,107
       562    Samsung Electronics Company (New)...................         38,430
     4,143    Samsung Electronics Company GDR*....................         89,075
       753    Samsung Electronics Company GDR*....................         34,638
       226    Samsung Electronics Company GDR*....................         10,227
     6,317    Samsung Electronics Company GDS*....................        135,816
                                                                     ------------
                                                                          616,930
                                                                     ------------
Insurance - 0.45%
       340    Samsung Fire & Marine Insurance.....................        158,427
                                                                     ------------
Investment Companies - 0.66%
    13,840    Korea Fund (1)......................................        233,550
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
KOREA - (CONCLUDED)
Metals & Mining - 1.73%
    20,500    Pohang Iron & Steel Limited ADR (1).................   $    425,375
     5,904    Seah Steel Corporation..............................        164,347
       700    Seah Steel Corporation (New)........................         17,283
                                                                     ------------
                                                                          607,005
                                                                     ------------
Miscellaneous - 0.40%
     2,150    Namhae Chemical*....................................        139,213
                                                                     ------------
Steel - 0.37%
     9,380    Hanwha*.............................................        131,689
                                                                     ------------
Telecommunications - 0.13%
       220    Sungmi Telecom*.....................................         44,732
                                                                     ------------
Transportation Equipment - 0.60%
     6,020    Hyundai Motor Company*..............................        187,248
     1,900    Hyundai Motor GDR+..................................         21,375
       100    Hyundai Motor GDR...................................          1,125
                                                                     ------------
                                                                          209,748
                                                                     ------------
Utilities - Electric - 1.80%
    21,480    Korea Electric Power Corporation....................        631,726
                                                                     ------------
Total Korea Common Stocks.........................................      3,982,030
                                                                     ------------
MALAYSIA - 3.14%
Agriculture - 0.30%
    36,250    Perlis Plantations*.................................        104,022
                                                                     ------------
Brewery - 0.21%
    29,000    Guinness Anchor Berhad..............................         74,609
                                                                     ------------
Construction - 0.78%
    79,000    IJM Corporation.....................................        171,977
    13,000    United Engineers Berhad*............................        102,909
                                                                     ------------
                                                                          274,886
                                                                     ------------
Depository Institutions - 0.33%
    18,000    Commerce Asset Holdings.............................        117,554
                                                                     ------------
Electric, Gas & Sanitary Services - 0.24%
    19,000    Malakoff Berhad*....................................         85,731
                                                                     ------------
Holding & Other Investment Offices - 0.32%
    22,000    Road Builder*.......................................        113,200
                                                                     ------------
Hotels - 0.36%
    22,000    Resorts World Berhad*...............................        126,262
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
MALAYSIA - (CONCLUDED)
Packaging & Containers - 0.38%
    34,000    Malaysian Pacific Industries Berhad.................   $    131,882
                                                                     ------------
Publishing - 0.22%
    21,000    Star Publications*..................................         77,716
                                                                     ------------
Total Malaysia Common Stocks......................................      1,105,862
                                                                     ------------
MEXICO - 7.97%
Automotive - 0.62%
    75,000    Grupo Industrial Saltillo, S.A. de C.V..............        217,418
                                                                     ------------
Banks - 0.64%
   222,200    Grupo Financiero Banorte, S.A. Series B*............        223,375
                                                                     ------------
Communications - 0.57%
     6,547    Telefonos de Mexico, S.A. de C.V. Series L ADR......        199,684
                                                                     ------------
Computers - 0.39%
     8,000    Acer Computers Latino Americano, S.A. de C.V.
                ADR*+.............................................        137,360
                                                                     ------------
Construction - 0.84%
    18,600    Empresa Ica Sociedad Contro ADR *(1)................        241,800
     4,000    Empresa Ica Sociedad Contro*........................         52,703
                                                                     ------------
                                                                          294,503
                                                                     ------------
Food, Beverage & Tobacco - 0.64%
    61,000    Fomento Economico Mexicano, S.A. de C.V. Series B...        185,182
    45,000    Sistema Argos, S.A. de C.V. Series B*...............         39,863
                                                                     ------------
                                                                          225,045
                                                                     ------------
Holding Companies - 0.47%
    33,000    Desc- Sociedad de Fomento Industrial, S.A. de C.V.
                Series B *........................................        161,767
       750    Desc- Sociedad de Fomento Industrial, S.A. de C.V.
                Series C *........................................          3,639
                                                                     ------------
                                                                          165,406
                                                                     ------------
Hotels - 0.45%
   285,357    Grupo Posada, S.A. de C.V. Series A*................        129,587
     3,400    Grupo Posada, S.A. de C.V. GDR*.....................         27,625
                                                                     ------------
                                                                          157,212
                                                                     ------------
Metals & Mining - 0.77%
    36,000    Alfa, S.A. de C.V. Series A*........................        150,047
    45,000    Grupo Mexico, S.A. de C.V. Series B*................        121,493
                                                                     ------------
                                                                          271,540
                                                                     ------------
Miscellaneous Retail - 0.31%
    58,000    Farmacia Benavides, S.A. de C.V. Series B...........        108,387
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
MEXICO - (CONCLUDED)
Paper Products - 0.38%
   318,000    Empaques Ponderosa, S.A. de C.V. Series B*..........   $    134,519
                                                                     ------------
Retail - 0.51%
   141,000    Cifra, S.A. de C.V. Series C*.......................        180,691
                                                                     ------------
Stone, Clay & Glass Products - 1.01%
    99,200    Cementos Mexicanos, S.A. de C.V.....................        336,323
     4,875    Cementos Mexicanos, S.A. de C.V. Series B...........         17,529
                                                                     ------------
                                                                          353,852
                                                                     ------------
Transportation - 0.37%
     4,000    Grupo Condumex, S.A. Series A.......................         13,437
   420,000    Industrias Automotriz Class A*......................         20,902
    16,000    Transportacion Maritima Mexicana, S.A. de C.V.
                Series A..........................................         94,954
                                                                     ------------
                                                                          129,293
                                                                     ------------
Total Mexico Common Stocks........................................      2,798,285
                                                                     ------------
MOROCCO - 0.46%
Holding Companies - 0.46%
     2,800    Omnium Nord Africain................................        161,262
                                                                     ------------
PAKISTAN - 0.65%
Banks - 0.02%
    13,530    Bank of Punjab *....................................          5,182
                                                                     ------------
Chemicals - 0.14%
    14,432    Engro Chemicals.....................................         49,331
                                                                     ------------
Oil & Gas - 0.17%
     7,092    Pakistan State Oil..................................         61,224
                                                                     ------------
Telecommunications - 0.13%
       280    Pakistan Telecommunications Company GDR*............         21,000
       310    Pakistan Telecommunications Company GDR*............         23,250
                                                                     ------------
                                                                           44,250
                                                                     ------------
Utilities - Electric - 0.19%
     3,300    Hub Power Company Limited GDR*......................         66,825
                                                                     ------------
Total Pakistan Common Stocks......................................        226,812
                                                                     ------------
PERU - 1.45%
Communications - 0.48%
    50,203    Telefonica del Peru Class B.........................        106,223
     3,000    Telefonica del Peru Class B ADR.....................         61,875
                                                                     ------------
                                                                          168,098
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
PERU - (CONCLUDED)
Food, Beverage & Tobacco - 0.12%
    74,735    Compania Nacional de Cerveza Class Trabajo*.........   $     44,021
                                                                     ------------
Holding & Other Investment Offices - 0.43%
     8,698    Credicorp Limited ADR...............................        152,215
                                                                     ------------
Metals & Mining - 0.36%
    15,947    Minas Buenaventura S.A..............................        123,782
       186    Minas Buenaventura S.A..............................          1,449
                                                                     ------------
                                                                          125,231
                                                                     ------------
Stone, Clay, & Glass Products - 0.06%
    13,702    Cem Norte Pacasmay*.................................         19,965
                                                                     ------------
Total Peru Common Stocks..........................................        509,530
                                                                     ------------
PHILIPPINES - 1.34%
Banks - 0.18%
     2,789    Metropolitan Bank & Trust Company...................         61,553
                                                                     ------------
Conglomerates - 0.14%
     6,800    Benpress Holdings Corporation GDR*..................         47,600
                                                                     ------------
Holding Companies - 0.11%
    18,204    First Philippine Holdings Corporation Class B.......         36,713
                                                                     ------------
Metals & Mining - 0.28%
   791,800    Philex Mining Corporation Class B*..................         99,427
                                                                     ------------
Real Estate - 0.42%
    90,030    Ayala Land Incorporated Class B.....................         95,922
    56,000    Fil Estate Land Inc.*...............................         52,207
                                                                     ------------
                                                                          148,129
                                                                     ------------
Telecommunications - 0.10%
       600    Philippine Long Distance ADR........................         35,925
                                                                     ------------
Utilities - Electric - 0.11%
     5,460    Manila Electric Company Class B.....................         40,098
                                                                     ------------
Total Philippines Common Stocks...................................        469,445
                                                                     ------------
POLAND - 1.77%
Chemicals & Allied Products - 0.05%
     1,107    Jelfa*..............................................         15,748
                                                                     ------------
Construction - 0.51%
    21,921    Exbud S.A.*.........................................        180,875
                                                                     ------------
Depository Institutions - 0.68%
   183,425    Bank Inicjatyw Gospodarczy*.........................        238,113
                                                                     ------------
Industrial Machinery & Equipment - 0.31%
    17,598    Rafako*.............................................        107,652
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
POLAND - (CONCLUDED)
Metals & Mining - 0.22%
     1,009    Kety S.A.*..........................................   $     78,949
                                                                     ------------
Total Poland Common Stocks........................................        621,337
                                                                     ------------
PORTUGAL - 2.06%
Banks - 0.74%
    11,474    Banco Comercial Portugues...........................        142,441
     6,680    Banco Espirito Santo Comercial de Lisboa............        117,407
                                                                     ------------
                                                                          259,848
                                                                     ------------
Communications - 0.29%
     3,900    Portugal Telecom....................................        101,418
                                                                     ------------
Construction - 0.29%
     6,972    Engil Sociedade de Constrcao Civil S.A..............         71,064
     2,150    Sempa Soc Invest....................................         32,169
                                                                     ------------
                                                                          103,233
                                                                     ------------
Food Stores - 0.13%
       500    Jeronimo Martins SGPS...............................         45,606
                                                                     ------------
Lumber & Wood Products - 0.38%
     5,894    Corticiera Amorim S.A...............................         61,039
     2,460    Sonae Investimento..................................         72,104
                                                                     ------------
                                                                          133,143
                                                                     ------------
Printing & Publishing - 0.04%
       400    Investec Consult*...................................         12,545
                                                                     ------------
Real Estate - 0.19%
     4,400    Lusotur Sociedade*..................................         67,560
                                                                     ------------
Total Portugal Common Stocks......................................        723,353
                                                                     ------------
RUSSIA - 4.91%
Telecommunications - 4.10%
    80,000    Global Telesystems ADR..............................      1,440,000
                                                                     ------------
Utilities - Electric 0.81%
     1,100    AO Mosenergo ADR....................................         31,075
    13,500    Rao Gazprom ADR*+ (1)...............................        253,125
                                                                     ------------
                                                                          284,200
                                                                     ------------
Total Russia Common Stocks........................................      1,724,200
                                                                     ------------
SINGAPORE - 1.98%
Business Services - 0.27%
    80,000    Datacraft Asia ADR*.................................         94,400
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
SINGAPORE - (CONCLUDED)
Construction - 0.19%
    28,000    IPCO International ADR*.............................   $     66,640
                                                                     ------------
Electronics - 1.22%
    41,000    GP Batteries International Limited ADR*.............        118,900
   177,608    San Teh Limited.....................................        114,749
    47,184    San Teh Limited Warrants............................         16,415
    97,500    Venture Manufacturing Limited.......................        177,210
                                                                     ------------
                                                                          427,274
                                                                     ------------
Furniture & Fixtures - 0.30%
   157,000    Roly International ADR..............................        105,975
                                                                     ------------
Total Singapore Common Stocks.....................................        694,289
                                                                     ------------
SLOVAKIA - 0.73%
Metals & Mining - 0.34%
     6,221    VSZ A.S.............................................        119,727
                                                                     ------------
Miscellaneous - 0.05%
       419    Plastika Nitra*.....................................         16,088
                                                                     ------------
Transportation Equipment - 0.04%
       486    Slovenske Lodenice*.................................         14,396
                                                                     ------------
Utilities - Electric 0.30%
     1,695    Nafta...............................................        105,843
                                                                     ------------
Total Slovakia Common Stocks......................................        256,054
                                                                     ------------
SOUTH AFRICA - 3.43%
Chemicals - 0.64%
    18,615    Sasol...............................................        227,109
                                                                     ------------
Food, Beverage & Tobacco - 0.29%
     3,900    South African Brewery...............................        101,396
                                                                     ------------
Industrial Machinery & Equipment - 0.30%
    12,200    Barlow Limited......................................        106,336
                                                                     ------------
Metals & Mining - 2.20%
     2,200    Anglo American Corporation S.A......................        132,327
    10,300    De Beers............................................        304,006
    11,100    Driefontein.........................................        147,251
    36,800    Gencor Limited......................................        127,830
    17,300    Gencor Limited ADR..................................         57,955
     2,800    Iscor...............................................          1,999
                                                                     ------------
                                                                          771,368
                                                                     ------------
Total South Africa Common Stocks..................................      1,206,209
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONTINUED)
SRI LANKA - 0.05%
Hotels - 0.05%
     7,470    Aitken Spence.......................................   $     17,022
                                                                     ------------
TAIWAN - 5.33%
Building Materials - 0.48%
    17,035    Hocheng Corporation GDR.............................        136,791
     4,051    Hocheng Corporation GDR.............................         32,533
                                                                     ------------
                                                                          169,324
                                                                     ------------
Electronics - 0.97%
     3,008    GVC Corporation GDR*................................         20,695
    28,860    Siliconware Precision GDR*+.........................        235,209
    10,080    Siliconware Precision GDR*+.........................         82,152
                                                                     ------------
                                                                          338,056
                                                                     ------------
Metals & Mining - 1.75%
    31,700    China Steel Corporation GDS*........................        614,584
                                                                     ------------
Miscellaneous - 2.13%
    19,300    Evergreen Marine Corporation GDR*+..................        335,338
    42,400    R.O.C. Taiwan Fund (1)..............................        413,400
                                                                     ------------
                                                                          748,738
                                                                     ------------
Total Taiwan Common Stocks........................................      1,870,702
                                                                     ------------
THAILAND - 3.20%
Banks - 1.15%
     3,500    Bangkok Bank Company Limited........................         37,341
    77,900    Bank of Asia........................................        131,387
    40,250    Bank of Ayudhya Limited.............................        115,248
   106,150    Siam City Bank plc..................................        121,784
                                                                     ------------
                                                                          405,760
                                                                     ------------
Construction - 0.18%
    55,600    Siam Syntech Construction Company Limited...........         63,243
                                                                     ------------
Electronics - 0.46%
    32,300    Hana Microelectronic................................        160,898
                                                                     ------------
Stone, Clay & Glass Products - 0.77%
     6,700    Siam Cement Company.................................        229,159
    39,500    Thai-German Ceramic Industry Company Limited........         42,606
                                                                     ------------
                                                                          271,765
                                                                     ------------
Telecommunications - 0.41%
    74,300    Telecom Asia Corporation*...........................        142,801
                                                                     ------------
Transportation - 0.23%

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
COMMON STOCKS - (CONCLUDED)
THAILAND - (CONCLUDED)
    37,600    Precious Shipping Limited...........................   $     79,638
                                                                     ------------
Total Thailand Common Stocks......................................      1,124,105
                                                                     ------------
TURKEY - 0.72%
Banks - 0.26%
   756,200    Akbank..............................................         92,210
                                                                     ------------
Construction - 0.09%
   101,000    Enka Holdings*......................................         29,872
                                                                     ------------
Holding Companies - 0.29%
   583,480    Alarko Holding*.....................................        102,939
                                                                     ------------
Insurance - 0.08%
   870,000    Aksigorta*..........................................         27,989
                                                                     ------------
Total Turkey Common Stocks........................................        253,010
                                                                     ------------
UNITED KINGDOM - 0.39%
Holding & Other Investment Offices - 0.39%
    56,300    Lonrho..............................................        137,451
                                                                     ------------
VENEZUELA - 1.46%
Metals & Mining - 0.09%
     1,872    Venprecar ADR*......................................          9,734
     4,200    Venprecar GDS*......................................         21,840
                                                                     ------------
                                                                           31,574
                                                                     ------------
Stone, Clay & Glass Products - 0.69%
    64,600    Ceramica Carabobo Class B ADR.......................         70,091
    63,249    Venezolana de Cementos Class I......................        173,095
                                                                     ------------
                                                                          243,186
                                                                     ------------
Utilities - Electric - 0.68%
   218,392    Electricidad de Caracas.............................        239,490
                                                                     ------------
Total Venezuela Common Stocks.....................................        514,250
                                                                     ------------
ZIMBABWE - 0.36%
Holding Companies - 0.36%
    53,300    Trans Zambezi Industries Limited ADR................        127,920
                                                                     ------------
Total Common Stocks (cost - $31,824,155)..........................     30,638,249
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
PREFERRED STOCKS - 7.74%
BRAZIL - 7.45%
Banks - 0.37%
15,121,727    Banco Bradesco S.A..................................   $    128,934
                                                                     ------------
Building Products - Cement - 0.47%
   630,000    CIM Port Itau (CIA)*................................        165,631
                                                                     ------------
Chemicals - 0.01%
   752,000    IAP S.A.*...........................................          4,611
                                                                     ------------
Communications - 0.73%
 3,443,880    Telebras............................................        255,760
                                                                     ------------
Depository Institutions - 0.44%
 5,590,000    Unibanco............................................        155,066
                                                                     ------------
Electric, Gas & Sanitary Services - 0.12%
 1,200,000    CESP CIA Energy SP..................................         40,296
                                                                     ------------
Food, Beverage & Tobacco - 0.82%
   199,610    Brahma..............................................        123,372
   245,000    Sadia Concordia.....................................        164,542
                                                                     ------------
                                                                          287,914
                                                                     ------------
Machinery - Industrial - 0.34%
   157,162    Dixie Toga S.A......................................        117,787
                                                                     ------------
Metals & Mining - 0.59%
    10,000    Vale Rio Doce.......................................        207,319
                                                                     ------------
Miscellaneous Manufacturing - 0.19%
   306,000    Nakata..............................................         66,120
                                                                     ------------
Petroleum & Coal Products - 0.90%
 2,450,000    Petrobras Brasileiros...............................        317,160
                                                                     ------------
Textile Mill Products - 0.27%
   280,000    Coteminas...........................................         94,024
                                                                     ------------
Tire & Rubber - 0.36%
   649,900    Marcopolo S.A. Class B..............................        126,514
                                                                     ------------
Utilities - Electric - 1.84%
 7,148,000    CEMIG...............................................        227,506
   836,000    Iven S.A.*..........................................        419,058
                                                                     ------------
                                                                          646,564
                                                                     ------------
Total Brazil Preferred Stocks.....................................      2,613,700
                                                                     ------------
GREECE - 0.02%
Plastics - 0.02%
     2,819    A.G. Petzetakis S.A.*...............................          7,925
                                                                     ------------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ------------
PREFERRED STOCKS - (CONCLUDED)
KOREA - 0.04%
Construction - 0.04%
       483    Hyundai Engineering & Construction Company (New)*...   $     13,620
                                                                     ------------
PHILIPPINES - 0.23%
Telecommunications - 0.23%
     2,500    Philippine Long Distance GDS........................         82,500
                                                                     ------------
Total Preferred Stocks (cost - $2,362,767)........................      2,717,745
                                                                     ------------

 PRINCIPAL
   AMOUNT                                        MATURITY  INTEREST
  (000)**                                         DATES     RATES
------------                                     --------  --------
CONVERTIBLE BONDS - 5.02%
CHINA - 0.44%
Real Estate - 0.27%
         110  Henderson Capital
                International*.................  03/28/97   1.000%         94,050
                                                                      -----------
Transportation - 0.17%
          56  New World Infrastructure
                Limited*+......................  07/15/01   5.000          60,200
                                                                      -----------
Total China Convertible Bonds..................                           154,250
                                                                      -----------
INDONESIA - 0.07%
Real Estate - 0.07%
 IDR 172,800  P.T. Modernland*.................  01/04/03   6.000          24,574
                                                                      -----------
PHILIPPINES - 0.13%
Banks - 0.09%
          25  Metropolitan Bank & Trust
                Company........................  09/10/00   2.750          30,375
                                                                      -----------
Real Estate - 0.04%
          12  Ayala Land Incorporated..........  06/08/00   3.000          15,600
                                                                      -----------
Total Philippines Convertible Bonds............                            45,975
                                                                      -----------
SWITZERLAND - 0.41%
General Contracting - 0.41%
         150  Pacific Construction*............  10/01/98   2.125         144,185
                                                                      -----------
TAIWAN - 3.53%
Electronics - 0.42%
         122  United Microelectronics
                Corporation*...................  06/08/04   1.250         148,230
                                                                      -----------
Machinery - 1.00%
         360  Teco*............................  04/15/04   2.750         263,700
         120  Teco*............................  01/01/04   2.750          87,900
                                                                      -----------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

 PRINCIPAL
   AMOUNT                                        MATURITY  INTEREST
  (000)**                                         DATES     RATES        VALUE
------------                                     --------  --------   -----------
CONVERTIBLE BONDS - (CONCLUDED)
TAIWAN - (CONCLUDED)
                                                                      $   351,600
                                                                      -----------
Petroleum & Coal Products - 1.52%
         495  Nan Ya Plastics*.................  07/19/01   1.750         532,125
                                                                      -----------
Transportation - 0.59%
         237  U-Ming Marine*...................  02/07/01   1.500         207,375
                                                                      -----------
Total Taiwan Convertible Bonds.................                         1,239,330
                                                                      -----------
THAILAND - 0.44%
Banks - 0.44%
         154  Bangkok Bank Company Limited.....  03/03/04   3.250         155,540
                                                                      -----------
Total Convertible Bonds (cost - $1,861,554)....                         1,763,854
                                                                      -----------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.62%

 NUMBER OF
  SHARES
-----------
MONEY MARKET FUNDS - 4.62%
   223,000    AIM Institutional Trust.............................        223,600
 1,400,100    Provident Institutional Investment Fund.............      1,400,100
                                                                     ------------
Total Money Market Funds (cost $1,623,700)........................      1,623,700
                                                                     ------------
Total Investments (cost - $37,672,176) - 104.60%..................     36,743,548
Liabilities in excess of other assets - (4.60%)...................     (1,616,295)
                                                                     ------------
Net Assets - 100.00%..............................................   $ 35,127,253
                                                                     ------------
                                                                     ------------

----------

Note: The Portfolio of Investments is listed by the security issuer's country of origin.

*    Non-income producing security

**   In local currency unless otherwise indicated

(1)   Security, or portion thereof, was loaned at October 31, 1996.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR American Depositary Receipts

GDR Global Depositary Receipts

GDS Global Depositary Shares

IDR  International Depositary Receipts

                 See accompanying notes to financial statements

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

                STATEMENT OF ASSETS AND LIABILITIES             OCTOBER 31, 1996

Assets
Investments, at value (cost - $37,672,176)........................  $ 36,743,548
Cash denominated in foreign currencies, at value (cost -
  $230,271).......................................................       225,277
Receivable for investments sold...................................       345,211
Dividends and interest receivable.................................        52,733
Receivable from sub-adviser.......................................       185,805
Deferred organizational expenses..................................       122,515
Other assets......................................................        29,353
                                                                    ------------
Total assets......................................................    37,704,442
                                                                    ------------
Liabilities
Payable for shares of beneficial interest repurchased.............       600,138
Payable for investments purchased.................................        74,989
Collateral for securities loaned..................................     1,623,700
Payable to affiliate..............................................        31,663
Accrued expenses and other liabilities............................       246,699
                                                                    ------------
Total liabilities.................................................     2,577,189
                                                                    ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
  (unlimited amount authorized)...................................    52,185,718
Accumulated net investment loss...................................       (41,602)
Accumulated net realized losses from investments..................   (16,074,749)
Net unrealized (depreciation) of investments and other assets and
  liabilities denominated in foreign currencies...................      (942,114)
                                                                    ------------
Net assets........................................................  $ 35,127,253
                                                                    ------------
                                                                    ------------
Class A:
Net assets........................................................  $ 14,991,849
                                                                    ------------
Shares outstanding................................................     1,584,814
                                                                    ------------
Net asset and redemption value per share..........................         $9.46
                                                                    ------------
                                                                    ------------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)..............................         $9.91
                                                                    ------------
                                                                    ------------
Class B:
Net assets........................................................  $    878,972
                                                                    ------------
Shares outstanding................................................        94,285
                                                                    ------------
Net asset value and offering price per share......................         $9.32
                                                                    ------------
                                                                    ------------
Class C:
Net assets........................................................  $  7,881,678
                                                                    ------------
Shares outstanding................................................       846,062
                                                                    ------------
Net asset value and offering price per share......................         $9.32
                                                                    ------------
                                                                    ------------
Class Y:
Net assets........................................................  $ 11,374,754
                                                                    ------------
Shares outstanding................................................     1,195,864
                                                                    ------------
Net asset value, offering price and redemption value per share....         $9.51
                                                                    ------------
                                                                    ------------

                 See accompanying notes to financial statements

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

                STATEMENT OF OPERATIONS

                                                   FOR THE FOUR     FOR THE YEAR
                                                   MONTHS ENDED         ENDED
                                                 OCTOBER 31, 1996   JUNE 30, 1996
                                                 ----------------   -------------
Investment Income:
Dividends (net of foreign withholding taxes of
  $20,740 and $77,615, respectively)...........    $   125,987       $   850,111
Interest.......................................         14,147           193,054
                                                 ----------------   -------------
                                                       140,134         1,043,165
                                                 ----------------   -------------
Expenses:
Investment advisory and administration fees....        220,071           867,093
Service fees - Class A.........................         14,960            65,762
Service and distribution fees - Class B........          3,097             2,704
Service and distribution fees - Class C........         32,379           144,997
Reports and notices to shareholders............         60,500           110,313
Custody and accounting.........................         47,453           417,705
Legal and audit................................         37,571            84,877
Transfer agency fees and expenses..............         19,672            73,454
State registration fees........................         19,255            63,912
Amortization of organizational expenses........         19,214            57,173
Trustees' fees and expenses....................          3,375            10,129
Other expenses.................................         11,976            25,901
                                                 ----------------   -------------
                                                       489,523         1,924,020
Less: Fee waivers..............................       (142,160)         (538,618)
                                                 ----------------   -------------
Net expenses...................................        347,363         1,385,402
                                                 ----------------   -------------
Net investment loss............................       (207,229)         (342,237)
                                                 ----------------   -------------

Realized and unrealized gains (losses) from
 investment transactions:
Net realized losses from:
  Investment transactions......................       (745,976)       (6,654,434)
  Foreign currency transactions................        (37,271)         (191,127)
Net change in unrealized
  appreciation/depreciation of:
  Investments..................................     (1,584,591)        8,571,981
  Other assets and liabilities denominated in
   foreign currencies..........................         29,067           (50,722)
                                                 ----------------   -------------
Net realized and unrealized gains (losses) from
 investment transactions.......................     (2,338,771)        1,675,698
                                                 ----------------   -------------
Net increase (decrease) in net assets resulting
 from operations...............................    $(2,546,000)      $ 1,333,461
                                                 ----------------   -------------
                                                 ----------------   -------------

                 See accompanying notes to financial statements

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

                STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE FOUR
                                                                     MONTHS ENDED    FOR THE YEARS ENDED JUNE 30,
                                                                      OCTOBER 31,    ----------------------------
                                                                         1996            1996           1995
                                                                    ---------------  -------------  -------------
From operations:
Net investment loss...............................................   $    (207,229)  $    (342,237) $    (722,359)
Net realized losses from investment transactions..................        (745,976)     (6,654,434)    (7,704,890)
Net realized losses from foreign currency transactions............         (37,271)       (191,127)      (185,851)
Net change in unrealized appreciation/depreciation of:
  Investments.....................................................      (1,584,591)      8,571,981      1,768,294
  Other assets and liabilities denominated in foreign
   currencies.....................................................          29,067         (50,722)        19,491
                                                                    ---------------  -------------  -------------
Net increase (decrease) in net assets resulting from operations...      (2,546,000)      1,333,461     (6,825,315)
                                                                    ---------------  -------------  -------------

Dividends to shareholders from:
Net investment income - Class A...................................              --              --       (184,109)
Net investment income - Class B...................................              --              --             --
Net investment income - Class C...................................              --              --         (6,584)
Net investment income - Class Y...................................              --              --        (87,871)
                                                                    ---------------  -------------  -------------
                                                                                --              --       (278,564)
                                                                    ---------------  -------------  -------------

From beneficial interest transactions:
Net proceeds from the sale of shares..............................       1,986,965      13,661,073     18,199,542
Proceeds from dividends reinvested................................        --              --              272,835
Cost of shares repurchased........................................     (10,470,673)    (32,764,223)   (36,356,442)
                                                                    ---------------  -------------  -------------
Net decrease in net assets from beneficial interest
  transactions....................................................      (8,483,708)    (19,103,150)   (17,884,065)
                                                                    ---------------  -------------  -------------
Net decrease in net assets........................................     (11,029,708)    (17,769,689)   (24,987,944)

Net Assets:
Beginning of period...............................................      46,156,961      63,926,650     88,914,594
                                                                    ---------------  -------------  -------------
End of period.....................................................   $  35,127,253   $  46,156,961  $  63,926,650
                                                                    ---------------  -------------  -------------
                                                                    ---------------  -------------  -------------

                 See accompanying notes to financial statements

PAINEWEBBER               NOTES TO FINANCIAL STATEMENTS

                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 PaineWebber Emerging Markets Equity Fund (the "Fund") is a diversified series of PaineWebber Investment Trust II (the "Trust"), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period of benefit not to exceed 60 months from the date the Fund commenced operations.

                 Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

                 At a meeting held on December 13, 1995, the Trust's board of trustees elected to change the Trust's fiscal year end from June 30th to October 31st, effective October 31, 1996.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                 VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, or Emerging Markets Management ("EMM"), the sub-adviser to the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to the time of valuation (other than certain short term debt instruments). The amortized cost

PAINEWEBBER

                 method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

                 All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of regular trading on the NYSE, which will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments are valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

                 REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

                 INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

                 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the

PAINEWEBBER

                 relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

                 FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

                     (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

                     (2) purchases and sales of investment securities, income
                         and expenses--at the exchange rates prevailing on the respective dates of such transactions.

                 Although the net asset value per share and market values of the Fund's securities are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the unrealized changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Realized currency gain/loss on investment transactions includes realized foreign exchange gains/losses from the sale of portfolio securities, sales of foreign currencies, currency gains/losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received or paid. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

                 DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

PAINEWEBBER

                 CONCENTRATION OF RISK

                 Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 The Trust's board of trustees has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.62% of the Fund's average daily net assets up to $100 million and 1.50% thereafter. At October 31, 1996 the Fund owed Mitchell Hutchins $20,270 in investment advisory and administration fees. Mitchell Hutchins is voluntarily waiving part of its management fee. Mitchell Hutchins may discontinue these voluntary waivers at any time.

                 Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), EMM serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays EMM a fee, computed daily and paid monthly, at the annual rate of 1.12% of the Fund's average daily net assets up to $100 million and 0.90% thereafter.

                 DISTRIBUTION PLAN

                 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

                 Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid

PAINEWEBBER

                 upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the four months ended October 31, 1996 and for the year ended June 30, 1996 it had earned approximately $4,000 and $27,000 in sales charges, respectively.

                 SECURITY LENDING

                 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber Global Security Lending, a wholly owned subsidiary of PaineWebber, who received no compensation from the Fund.

                 As of October 31, 1996, the Fund's custodian held cash and cash equivalents having an aggregate value of $1,623,700 as collateral for portfolio securities loaned having a market value of $1,549,640.

                 INVESTMENTS IN SECURITIES

                 For federal income tax purposes, the cost of securities owned at October 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

                 At October 31, 1996, the components of the net unrealized depreciation of investments were as follows:

                    Gross appreciation (investments having an
                      excess of value over cost).............    $ 4,095,796
                    Gross depreciation (investments having an
                      excess of cost over value).............     (5,024,424)
                                                                 -----------
                    Net unrealized depreciation of
                      investments............................    $  (928,628)
                                                                 -----------
                                                                 -----------

                 For the four months ended October 31, 1996, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $8,302,808 and $12,153,875, respectively.

PAINEWEBBER

                 FEDERAL INCOME TAX STATUS

                 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

                 At October 31, 1996, the Fund had a net capital loss carryforward of $15,753,361. In subsequent years, this carryforward loss is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire between October 31, 2002 and October 31, 2004.

                 To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                 To reflect reclassifications arising from permanent "book/tax" differences for the four months ended October 31, 1996, the Fund's accumulated net realized loss was decreased by $24,235; accumulated net investment loss was reduced by $291,741 and beneficial interest was decreased by $315,976.

                 SHARES OF BENEFICIAL INTEREST

                 At October 31, 1996, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                        CLASS A                CLASS B                CLASS C                  CLASS Y
                                ------------------------  ------------------  ------------------------  ---------------------
                                  SHARES       AMOUNT     SHARES    AMOUNT      SHARES       AMOUNT      SHARES     AMOUNT
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
FOUR MONTHS ENDED OCTOBER 31,
  1996:
Shares sold...................      15,395  $    148,762   16,082  $ 153,631     164,114  $  1,567,621    11,872  $   116,951
Shares repurchased............    (485,631)   (4,703,565) (15,952)  (151,768)   (481,729)   (4,627,446)  (99,846)    (987,894)
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
Net increase (decrease).......    (470,236) $ (4,554,803)     130  $   1,863    (317,615) $ (3,059,825)  (87,974) $  (870,943)
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
YEAR ENDED JUNE 30, 1996:
Shares sold...................     310,914  $  3,098,378  100,302  $ 985,160     631,864  $  6,160,591   349,064  $ 3,416,944
Shares repurchased............  (1,653,023)  (15,971,690)  (6,147)   (60,876) (1,385,687)  (13,506,039) (330,645)  (3,225,618)
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
Net increase (decrease).......  (1,342,109) $(12,873,312)  94,155  $ 924,284    (753,823) $ (7,345,448)   18,419  $   191,326
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
YEAR ENDED JUNE 30, 1995:
Shares sold...................   1,014,098  $ 11,084,369    --        --         432,605  $  4,522,619   242,720  $ 2,592,554
Dividends reinvested..........      20,613       180,155    --        --             749         6,520     9,847       86,160
Shares repurchased............  (1,971,947)  (21,159,863)   --        --      (1,001,168)  (10,754,854) (416,367)  (4,441,725)
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
Net decrease..................    (937,236) $ (9,895,339)   --        --        (567,814) $ (6,225,715) (163,800) $(1,763,011)
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------
                                ----------  ------------  -------  ---------  ----------  ------------  --------  -----------

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                  CLASS A                                  CLASS B
                                             --------------------------------------------------   --------------------------
                                               FOR THE       FOR THE YEARS                          FOR THE
                                             FOUR MONTHS         ENDED              FOR THE       FOUR MONTHS     FOR THE
                                                ENDED           JUNE 30,          PERIOD ENDED       ENDED      PERIOD ENDED
                                             OCTOBER 31,   ------------------       JUNE 30,      OCTOBER 31,     JUNE 30,
                                                1996        1996       1995          1994+           1996          1996++
                                             -----------   -------    -------    --------------   -----------   ------------
Net asset value, beginning of period.......   $  10.06     $  9.73    $ 10.79       $ 12.00         $  9.94        $ 9.13
                                             -----------   -------    -------       -------       -----------      ------
Net investment income (loss)...............      (0.13)      (0.14)     (0.04)         0.04           (0.07)        (0.01)
Net realized and unrealized gains (losses)
  from investment and foreign currency
  transactions.............................      (0.47)       0.47      (0.97)        (1.25)          (0.55)         0.82
                                             -----------   -------    -------       -------       -----------      ------
Net increase (decrease) from investment
  operations...............................      (0.60)       0.33      (1.01)        (1.21)          (0.62)         0.81
                                             -----------   -------    -------       -------       -----------      ------
Dividends from net investment income.......         --          --      (0.05)           --              --            --
                                             -----------   -------    -------       -------       -----------      ------
Net asset value, end of period.............   $   9.46     $ 10.06    $  9.73       $ 10.79         $  9.32        $ 9.94
                                             -----------   -------    -------       -------       -----------      ------
                                             -----------   -------    -------       -------       -----------      ------
Total investment return (1)................      (5.96)%      3.39%     (9.29)%      (10.08)%         (6.24)%        8.87%
                                             -----------   -------    -------       -------       -----------      ------
                                             -----------   -------    -------       -------       -----------      ------
Ratios/Supplemental Data:
Net assets, end of period (000's)..........   $ 14,992     $20,680    $33,043       $46,758         $   879        $  936
Expenses, net of fee waivers, to average
  net assets...............................       2.44%*      2.44%      2.44%         2.47%*          3.19%*        3.19%*
Expenses, before fee waivers, to average
  net assets...............................       3.48%*      3.42%      2.54%         2.47%*          4.23%*        4.97%*
Net investment income (loss), net of fee
  waivers, to average net assets...........      (1.42)%*    (0.52)%    (0.76)%        0.72%*         (2.12)%*      (0.21)%*
Net investment income (loss), before fee
  waivers, to average net assets...........      (2.46)%*    (1.50)%    (0.86)%        0.72%*         (3.16)%*      (1.99)%*
Portfolio turnover.........................         22%         69%        76%            8%             22%           69%
Average commission rate paid per share
    of common stock investments
    purchased/sold (2).....................   $ 0.0024       --         --           --             $0.0024        --

------------
  + FOR THE PERIOD JANUARY 19, 1994 (COMMENCEMENT OF OPERATIONS) TO JUNE 30,
    1994.

 ++ FOR THE PERIOD DECEMBER 5, 1995 (COMMENCEMENT OF OFFERING OF SHARES) TO JUNE
    30, 1996.

  * ANNUALIZED

 (1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS (EXCEPT CLASS Y) WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

 (2) DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995.

                                                 CLASS C                                               CLASS Y
                           ---------------------------------------------------    -------------------------------------------------
                             FOR THE                                                FOR THE
                           FOUR MONTHS   FOR THE YEARS ENDED       FOR THE        FOUR MONTHS   FOR THE YEARS ENDED      FOR THE
                              ENDED           JUNE 30,           PERIOD ENDED        ENDED           JUNE 30,          PERIOD ENDED
                           OCTOBER 31,   -------------------       JUNE 30,       OCTOBER 31,   -------------------      JUNE 30,
                              1996         1996       1995          1994+            1996         1996       1995         1994+
                           -----------   --------   --------    --------------    -----------   --------   --------    ------------
Net asset value,
beginning of period......    $  9.94     $   9.67   $  10.75       $ 12.00          $ 10.11     $   9.75   $  10.80      $ 12.00
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Net investment income
(loss)...................      (0.22)       (0.24)     (0.17)       --                (0.05)       (0.01)      0.01         0.05
Net realized and
unrealized gains (losses)
  from investment and
foreign currency
  transactions...........      (0.40)        0.51      (0.90)        (1.25)           (0.55)        0.37      (0.99)       (1.25)
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Net increase (decrease)
from investment
  operations.............      (0.62)        0.27      (1.07)        (1.25)           (0.60)        0.36      (0.98)       (1.20)
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Dividends from net
investment income........     --            --         (0.01)       --               --            --         (0.07)      --
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Net asset value, end of
period...................    $  9.32     $   9.94   $   9.67       $ 10.75          $  9.51     $  10.11   $   9.75      $ 10.80
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Total investment return
(1)......................      (6.24)%      2.79%     (10.01)%      (10.42)%          (5.93)%      3.69%      (9.03)%     (10.00)%
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
                           -----------   --------   --------       -------        -----------   --------   --------    ------------
Ratios/Supplemental Data:
Net assets, end of period
(000's)..................    $ 7,882     $ 11,561   $ 18,551       $26,721          $11,375     $ 12,979   $ 12,332      $15,435
Expenses, net of fee
waivers, to average net
assets...................       3.19%*       3.19%      3.19%         3.22%*           2.19%*       2.19%      2.19%        2.22%*
Expenses, before fee
waivers, to average net
assets...................       4.23%*       4.17%      3.29%         3.22%*           3.23%*       3.29%      2.29%        2.22%*
Net investment income
(loss), net of fee
waivers, to average net
assets...................      (2.16)%*     (1.28)%    (1.50)%       (0.03)%*         (1.13)%*     (0.15)%    (0.51)%       0.97%*
Net investment income
(loss), before fee
waivers, to average net
assets...................      (3.20)%*     (2.26)%    (1.60)%       (0.03)%*         (2.17)%*     (1.25)%    (0.61)%       0.97%*
Portfolio turnover.......         22%          69%        76%            8%              22%          69%        76%           8%
Average commission rate
paid per share
    of common stock
    investments
    purchased/sold (2)...    $0.0024        --         --           --              $0.0024        --         --          --

PAINEWEBBER
                          EMERGING MARKETS EQUITY FUND

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

                 To the Board of Trustees and Shareholders,
                 PaineWebber Emerging Markets Equity Fund:

                 We have audited the accompanying statement of assets and liabilities of PaineWebber Emerging Markets Equity Fund, including the portfolio of investments, as of October 31, 1996, and the related statements of operations, changes in net assets, and the financial highlights for the four months then ended and for the year ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended June 30, 1995 and the financial highlights for each of the periods then ended were audited by other auditors whose report dated August 25, 1995 expressed an unqualified opinion on that statement and financial highlights.

                 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Emerging Markets Equity Fund at October 31, 1996, the results of its operations, changes in its net assets, and the financial highlights for the four months then ended and for the year ended June 30, 1996, in conformity with generally accepted accounting principles.

                                                       [SIGNATURE]

                 New York, New York

                 December 9, 1996

PAINEWEBBER               EMERGING MARKETS EQUITY FUND

                TAX INFORMATION

                 We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that no distributions were paid by the Fund during the period.

                 Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1996. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

BOARD OF TRUSTEES
Margo N. Alexander
Richard Q. Armstrong
E. Garrett Bewkes, Jr.
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
John R. Torell III

PRINCIPAL OFFICERS
Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Julian F. Sluyters
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISER
Emerging Markets Management
1001 Nineteenth Street North
Arlington, Virginia 22209-1722

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.

READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 21 funds which encompass a diversified range of investment goals.

BOND FUNDS
-    High Income Fund
-    Investment Grade Income Fund
-    Low Duration U.S. Government Income Fund
-    Strategic Income Fund
-    U.S. Government Income Fund

TAX-FREE BOND FUNDS
-    California Tax-Free Income Fund
-    Municipal High Income Fund
-    National Tax-Free Income Fund
-    New York Tax-Free Income Fund

STOCK FUNDS
-    Capital Appreciation Fund
-    Financial Services Growth Fund
-    Growth Fund
-    Growth and Income Fund
-    Small Cap Fund
-    Utility Income Fund

ASSET ALLOCATION FUNDS
-    Balanced Fund
-    Tactical Allocation Fund

GLOBAL FUNDS
-    Emerging Markets Equity Fund
-    Global Equity Fund
-    Global Income Fund

PAINEWEBBER MONEY MARKET FUND

                                   PAINEWEBBER
                        -C-1996 PaineWebber Incorporated
                                   Member SIPC


[GRAPHIC]

ANNUAL REPORT

EMERGING MARKETS EQUITY FUND


OCTOBER 31, 1996